September 18, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:           Jackson National Separate Account – I (Perspective II, Perspective L Series)
File Nos. 333-175719 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the forms of the prospectus and supplement that would have been filed under paragraph (c) do not differ from those contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.  This filing is for the second of two prospectuses for this offering of securities.  There is only one statement of additional information used in connection with this offering of securities, which, for purposes of Rule 497, is covered under the Rule 497(j) certification filing for Perspective L Series (filed concurrently herewith).

If you have any questions, please call me at (517) 367-3872.

Yours truly,

/s/  FRANK J. JULIAN

Frank J. Julian
Assistant Vice President, Legal